Annual Fund Operating Expenses - iShares 25+ Year Treasury STRIPS Bond ETF - iShares 25+ Year Treasury STRIPS Bond ETF	Sep. 18, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.07%